Employee Benefit Plans - Schedule of Net Pension Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Components of net pension cost
Service cost - benefits earned during the year	$ 1,491	$ 1,692	$ 1,614
Interest costs on projected benefit obligations	1,174	1,072	1,127
Expected return on plan assets	(2,282)	(1,843)	(1,598)
Expected administrative expenses	118	104	110
Amortization of prior service cost	0	0	50
Amortization of unrecognized net loss	0	367	164
Net periodic pension cost	$ 501	$ 1,392	$ 1,467
Defined Benefit Plan, Net Periodic Benefit (Cost) Credit, Expected Return (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Other	Other	Other
Defined Benefit Plan, Net Periodic Benefit Cost (Credit), Amortization of Prior Service Cost (Credit), Statement of Income or Comprehensive Income [Extensible Enumeration]	Other	Other	Other